Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories at December 31, 2024 and 2023 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Raw materials	29,860	41,066
Semi-finished goods	25,876	31,623
Finished goods	14,346	19,789
Total	70,082	92,478